Securities (Tables)	12 Months Ended
Sep. 30, 2011
Securities [Abstract]
Amortized Cost, Estimated Fair Value, And Gross Unrealized Gains And Losses Of AFS And HTM Securities

	September 30, 2011
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in thousands)
AFS:
GSE debentures	$746,545	$1,996	$233	$748,308
Municipal bonds	2,628	126	--	2,754
Trust preferred securities	3,681	--	740	2,941
MBS	690,675	41,764	3	732,436
	1,443,529	43,886	976	1,486,439

HTM:
GSE debentures	633,483	3,171	--	636,654
Municipal bonds	56,994	2,190	4	59,180
MBS	1,679,640	59,071	153	1,738,558
	2,370,117	64,432	157	2,434,392
	$3,813,646	$108,318	$1,133	$3,920,831

	September 30, 2010
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in thousands)
AFS:
GSE debentures	$50,151	$104	$--	$50,255
Municipal bonds	2,649	170	--	2,819
Trust preferred securities	3,721	--	925	2,796
MBS	952,621	51,881	6	1,004,496
	1,009,142	52,155	931	1,060,366

HTM:
GSE debentures	1,208,829	4,441	--	1,213,270
Municipal bonds	67,957	2,654	1	70,610
MBS	603,368	26,209	3	629,574
	1,880,154	33,304	4	1,913,454
	$2,889,296	$85,459	$935	$2,973,820

Schedule Of Estimated Fair Value And Gross Unrealized Losses Of Securities In Continuous Unrealized Loss Position

	September 30, 2011
	Less Than			Equal to or Greater
	12 Months			Than 12 Months
		Estimated			Estimated
		Fair	Unrealized		Fair	Unrealized
	Count	Value	Losses	Count	Value	Losses
	(Dollars in thousands)
AFS:
GSE debentures	7	$230,848	$233	--	$--	$--
Trust preferred securities	--	--	--	1	2,941	740
MBS	5	1,189	3	--	--	--
	12	$232,037	$236	1	$2,941	$740

HTM:
GSE debentures	--	$--	$--	--	$--	$--
Municipal bonds	2	615	4	--	--	--
MBS	1	25,142	153	--	--	--
	3	$25,757	$157	--	$--	$--

	September 30, 2010
	Less Than			Equal to or Greater
	12 Months			Than 12 Months
		Estimated			Estimated
		Fair	Unrealized		Fair	Unrealized
	Count	Value	Losses	Count	Value	Losses
	(Dollars in thousands)
AFS:
GSE debentures	--	$--	$--	--	$--	$--
Trust preferred securities	--	--	--	1	2,796	925
MBS	4	1,678	5	3	359	1
	4	$1,678	$5	4	$3,155	$926

HTM:
GSE debentures	--	$--	$--	--	$--	$--
Municipal bonds	--	--	--	1	878	1
MBS	1	48,392	3	--	--	--
	1	$48,392	$3	1	$878	$1

Schedule Of Contractual Maturities

	AFS		HTM		Total
		Estimated		Estimated		Estimated
	Amortized	Fair	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value	Cost	Value
	(Dollars in thousands)
One year or less	$301,992	$302,329	$1,729	$1,745	$303,721	$304,074
One year through five years	447,564	449,236	663,871	668,228	1,111,435	1,117,464
Five years through ten years	159,505	172,066	492,407	513,849	651,912	685,915
Ten years and thereafter	534,468	562,808	1,212,110	1,250,570	1,746,578	1,813,378
	$1,443,529	$1,486,439	$2,370,117	$2,434,392	$3,813,646	$3,920,831

Carrying Value Of Mortgage Backed Securities In Portfolio

	At September 30,
	2011	2010
	(Dollars in thousands)
FNMA	$1,384,396	$890,216
FHLMC	823,728	712,253
GNMA	202,340	2,452
Private Issuer	1,612	2,943
	$2,412,076	$1,607,864

Schedule Of Taxable And Non-taxable Components Of Interest Income

	For the Year Ended
	September 30,
	2011	2010	2009
	(Dollars in thousands)
Taxable	$17,180	$13,547	$3,526
Non-taxable	1,897	2,135	2,007
	$19,077	$15,682	$5,533

Schedule Of Amortized Cost And Estimated Fair Value Of Securities Pledged As Collateral Table Text Block

	September 30,
	2011		2010
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(Dollars in thousands)
Repurchase agreements	$571,016	$597,286	$671,852	$709,919
Retail deposits	44,429	44,991	--	--
Public unit deposits	116,472	124,785	120,241	128,621
Federal Reserve Bank	26,666	27,939	34,720	36,363
	$758,583	$795,001	$826,813	$874,903